Income Taxes (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	¥ 196,843	$ 30,387	¥ 61,282
Inventories	10,488	1,619	6,491
Employee benefits	21,071	3,253	18,950
Accrued warranty	118,532	18,298	111,805
Property, plant and equipment and fixed asset related subsidies	1,178,084	181,865	666,472
Net operating loss carryforwards	948,715	146,456	950,613
Investment loss	9,234	1,425	6,946
Provision for inventory purchase commitment	211,437	32,640	199,782
Total gross deferred income tax assets	2,694,404	415,943	2,022,341
Valuation allowance	(2,691,684)	(415,523)	(1,311,342)	$ (202,436)	¥ (1,174,988)	¥ (822,010)
Net deferred income tax assets	2,720	420	710,999
Gross deferred income tax liabilities:
Property, plant and equipment	0	0	(32,250)
Intangible assets	(8,804)	(1,359)	(8,804)
Withholding income tax	(4,093)	(632)	(4,301)
Total gross deferred income tax liabilities	(12,897)	(1,991)	(45,355)
Net deferred income tax assets/(liabilities)	(10,177)	(1,571)	665,644
Deferred income tax assets
Current deferred income tax assets	0	0	465,961
Non-current deferred income tax assets	2,720	420	212,788
Current deferred income tax liabilities	(4,093)	(632)	(4,301)
Non-current deferred income tax liabilities, included in other liabilities	¥ (8,804)	$ (1,359)	¥ (8,804)